Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
Note 6 - Premises and Equipment

Premises and equipment at December 31, 2011 and 2010 are summarized as follows:

($ in thousands)	Depreciable Lives	2011	2010
Land	-	$ 2,635	$ 2,635
Buildings and improvements	5 - 50	11,449	11,419
Furniture and banking equipment	3 - 15	7,701	8,039
Leasehold improvements	5 - 32	1,917	1,972
Total cost		23,702	24,065
Less accumulated depreciation and amortization		9,416	9,009
Premises and equipment, net		$ 14,286	$ 15,056

Depreciation expense was $1,125,000, $1,283,000, and $1,369,000 for the years ended December 31, 2011, 2010 and 2009, respectively.